CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2013
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands, except share-related data)

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Assets

Current assets:
Cash and cash equivalents	137	3821	631
Short-term investments	15,575	7,127	1,177
Prepaid expenses and other current assets	1,079	631	104
Amounts due from related parties	66,167	79,649	13,157
Total current assets	82,958	91,228	15,069
Investments in subsidiaries and VIE	572,995	635,496	104,976
Total assets	655,953	726,724	120,045

Liabilities and Equity

Current liabilities:
Accrued expenses and other current liabilities	1,195	483	79
Amount due to related parties	1,922	68,061	11,243
Short-term debt	—	4,056	670
Total current liabilities	3,117	72,600	11,992
Deferred revenue	2,645	2,059	340
Long-term debt	—	215,863	35,658
Total liabilities	5,762	290,522	47,990

Equity:
Ordinary shares (RMB0.08 (US$0.01) par value; 100,000,000 shares authorized; 53,428,219 and 47,676,331 shares issued and outstanding, respectively as of December 31, 2012; 30,883,842 and 25,673,185 shares issued and outstanding, respectively as of December 31, 2013)	4,070	2,715	448
Additional paid-in capital	682,239	422,322	69,763
Treasury stock	—	(3,336)	(551)
Accumulated deficits	(5,224)	45,274	7,479
Accumulated other comprehensive loss	(30,894)	(30,773)	(5,084)
Total equity	650,191	436,202	72,055
Total liabilities and equity	655,953	726,724	120,045

SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In thousands, except share-related data)

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative (including share-based compensation of RMB6,483, RMB8,258, and RMB9,887 for 2011, 2012 and 2013, respectively)	(10,775)	(8,881)	(22,205)	(3,668)
Loss from operations	(10,775)	(8,881)	(22,205)	(3,668)

Other income	547	534	512	85
Exchange loss	—	—	(2,728)	(451)
Interest income	1,176	892	503	82
Interest expense	—	—	(9,739)	(1,609)
Investment (loss) income	(201)	226	496	82
Equity in earnings of subsidiaries and VIE	26,074	45,200	85,450	14,115
Provision for income taxes - current		—	(1,791)	(296)
Net income	16,821	37,971	50,498	8,340

SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In thousands, except share-related data)

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Net income	16,821	37,971	50,498	8,340
Other comprehensive income(losses), net of taxes of nil:
Foreign currency translation adjustments	(7,019)	(2,585)	1,066	176
Change in fair value of available-for-sale investments	187	1,247	(945)	(156)
Comprehensive income attributable to ChinaEdu Corporation shareholders	9,989	36,633	50,619	8,360

SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF CHANGES IN EQUITY

(In thousands, except share-related data)

						Accumulated
			Additional			other
	Ordinary shares		paid-in		Accumulated	comprehensive
	Outstanding shares	Amount	capital	Treasury stock	deficits	income (loss)	Total
		RMB	RMB		RMB	RMB	RMB

Balance at January 1, 2011	47,689,306	4,071	674,648	—	(60,016)	(22,724)	595,979
Repurchase and cancellation of ordinary shares	(590,205)	(38)	(8,205)	—	—	—	(8,243)
Exercise of share options	116,787	8	590	—	—	—	598
Amortization of share-based compensation	—	—	6,483	—	—	—	6,483
Foreign currency translation adjustments	—	—	—	—	—	(7,019)	(7,019)
Change in fair value of available-for-sale	—	—	—	—	—	187	187
Net income	—	—	—	—	16,821	—	16,821
Balance at December 31, 2011	47,215,888	4,041	673,516	—	(43,195)	(29,556)	604,806
Repurchase and cancellation of ordinary shares	(376,761)	(24)	(4,550)	—	—	—	(4,574)
Exercise of share options	837,204	53	5,015	—	—	—	5,068
Amortization of share-based compensation	—	—	8,258	—	—	—	8,258
Foreign currency translation adjustments	—	—	—	—	—	(2,585)	(2,585)
Change in fair value of available-for-sale	—	—	—	—	—	1,247	1,247
Net income	—	—	—	—	37,971	—	37,971
Balance at December 31, 2012	47,676,331	4,070	682,239	—	(5,224)	(30,894)	650,191
Repurchase and cancellation of ordinary shares	(23,876,175)	(1,469)	(280,798)	(3,336)	—	—	(285,603)
Exercise of share options	1,873,029	114	10,994	—	—	—	11,108
Amortization of share-based compensation	—	—	9,887	—	—	—	9,887
Foreign currency translation adjustments	—	—	—	—	—	1,066	1,066
Change in fair value of available-for-sale	—	—	—	—	—	(945)	(945)
Net income	—	—	—	—	50,498	—	50,498
Balance at December 31, 2013	25,673,185	2,715	422,322	(3336)	45,274	(30,773)	436,202
		$448	$69,763	$(551)	$7,479	$(5,084)	$72,055

SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In thousands, except share-related data)

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income	16,821	37,971	50,498	8,340
Adjustments to reconcile net income to net cash used in operating activities:
Share based compensation	6,483	8,258	9,887	1,633
Investment (loss) income	201	(226)	(496)	(82)
Equity in earnings of subsidiaries and VIE	(26,074)	(45,200)	(85,450)	(14,115)
Changes in assets and liabilities:
Prepaid expenses and other current assets	242	(31)	669	111
Amounts due from related parties	(1,574)	(1,897)	2,564	424
Accrued expense and other liabilities	242	(2,907)	(766)	(129)
Amount due to a related party	16	—	72,012	11,896
Deferred revenue	(546)	(529)	(578)	(95)
Net cash (used in) provided by operating activities	(4,189)	(4,561)	48,340	7,983

Cash flows from investing activities:
Purchase of term deposits	—	—	(3,632)	(600)
Maturity of term deposits	—	—	3,632	600
Proceeds from the sale of investment	8,306	7,953	7,832	1,294
Purchase of investments	(2,556)	(4,546)	—	—
Net cash provided by investing activities	5,750	3,407	7,832	1,294

Cash flows from financing activities:
Repurchase and cancellation of ordinary shares	(7,437)	(4,574)	(285,603)	(47,178)
Proceeds from exercise of share options	598	5,068	11,108	1,835
Finance costs relates to loans	—	—	(3,822)	(631)
Proceeds from borrowings of short-term debt	—	—	68,410	11,301
Proceeds from borrowings of long-term debt	—	—	380,261	62,815
Repayment of borrowings of short-term debt	—	—	(63,290)	(10,455)
Repayment of borrowings of long-term debt	—	—	(159,750)	(26,389)
Prepayment for shares repurchases	(168)	—	—	—
Net cash provided by financing activities	(7,007)	494	(52,686)	(8,702)
Effect of exchange rate changes	80	53	198	33
Net decrease in cash and cash equivalents	(5,366)	(607)	3,684	608
Cash and cash equivalents, beginning of year	6,110	744	137	23
Cash and cash equivalents, end of year	744	137	3,821	631

SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

(In thousands, except share-related data)

1.                                      BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements, except that the Company used the equity method to account for investments in its subsidiaries and VIE.

2.                                      INVESTMENTS IN SUBSIDIARIES AND VIE

In its consolidated financial statements, the Parent Company consolidates the results of operations and assets and liabilities of its subsidiaries, VIE and VIE’s subsidiaries, and inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Parent Company’s stand-alone financial statements, its investments in subsidiaries, VIE and VIE’s subsidiaries are reported using the equity method of accounting as a single line item and the Parent Company’s share of income from its subsidiaries, VIE and VIE’s subsidiaries are reported as the single line item of equity in losses of subsidiaries and VIE. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of a subsidiary or VIE regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.

The Parent Company carried the investments in subsidiaries and VIE at RMB572,995 and RMB 635,496 as of December 31, 2012 and 2013, respectively. The Parent Company’s share of equity in income in subsidiaries and the VIE recognized for the years ended December 31, 2011, 2012 and 2013 was RMB26,074, RMB45,200 and RMB85,450, respectively.

3.                                     INCOME TAXES

The Company is a Cayman Islands company, and therefore is not subject to income taxes for all the years presented.

4.                                      RELATED PARTY TRANSACTIONS

The following represents related party balances as of December 31, 2012 and 2013:

	As of December 31,
	2012	2013
	RMB	RMB
Amounts due from related parties:
Former director-Yang Xueshan (i)	14,840	14,840
Vice President-Xie Changqing (i)	39,360	39,360
CMR (ii)	5,467	20,370
Hongcheng Liye (iii)	2,499	2,499
BJ-BCIT (iv)	1,817	1,822
Hongcheng Technology (iii)	2,087	655
Others	97	103
	66,167	79,649
Amount due to related parties:
Hongcheng Online (v)	—	66,125
WITT (vi)	1,587	1,546
Others	335	390
	1,922	68,061

(i)                       The amounts represent loans to the two nominee shareholders of Hongcheng Education.

(ii)                    The amount represents the receivable of profit distribution from a subsidiary company.

(iii)                 The amounts represent the service fee paid on behalf of a subsidiary company.

(iv)                The amounts represent the payment of students registration fee on behalf of a subsidiary company.

(v)                   The amounts represent the payment of share repurchase made by a subsidiary on behalf of the Company.

(vi)                The amounts represent the expenses paid by a subsidiary company on behalf of the Company.